Note 25 - Components of Other Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Brokerage and securities related payables [Abstract]
Cash/margin payables		€ 49,516	€ 62,824
Payables from prime brokerage		18	24
Pending securities transactions past settlement date, liabilities		2,641	2,982
Payables from unsettled regular way trades		29,365	16,882
Brokerage and securities related payables		81,539	82,711
Accrued interest payable		4,785	2,826
Liabilities held for sale		0	208
Lease liabilities		4,493	4,470
Other		22,114	23,433
Total other liabilities	[1]	€ 113,018	€ 113,648

[1]	Includes non-current assets and disposal groups held for sale